Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (322,496)	$ (46,757)	¥ (2,162,837)	¥ (507,944)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(1,874)	(272)	(3,651)	5,768
Total Comprehensive loss	(324,370)	(47,029)	(2,166,488)	(502,176)
Less: Comprehensive loss attributable to noncontrolling interest	(30,845)	(4,472)	(166,424)	(19,352)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (293,525)	$ (42,557)	¥ (2,000,064)	¥ (482,824)